Fair Value Measurements - Summary Of Change in Derivative Warrant Liabilities Measured At Fair Value (Detail) - USD ($)	3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance	$ 15,871,750				$ 15,871,750
Change in fair value of warrant liabilities			$ 2,355,500		(387,750)
Derivative warrant liabilities, Ending balance		$ 15,871,750	15,871,750	$ 15,484,000	15,484,000
Derivative Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance	15,871,750			4,376,750	15,871,750
Transfer of public warrant liabilities to Level 1	(8,625,000)	13,516,250
Change in fair value of warrant liabilities	(2,870,000)	2,355,500		0
Transfer of private warrant liabilities to Level 2				(4,376,750)
Derivative warrant liabilities, Ending balance	$ 4,376,750	$ 15,871,750	$ 15,871,750	$ 0	$ 0